Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2020
Registrant Name	dei_EntityRegistrantName	Morningstar Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001699360
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2020
Prospectus Date	rr_ProspectusDate	Aug. 06, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A